UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund Delaware Emerging Markets Debt Corporate Fund January 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Debt Corporate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Emerging Markets Debt Corporate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/ literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2022 to January 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Annualized Expense Ratio	Expenses Paid During Period 8/1/22 to 1/31/23*
Actual Fund return †
Class A	$1,000.00	$1,059.00	1.04%	$5.40
Class C	1,000.00	1,055.20	1.79%	9.27
Class R	1,000.00	1,063.20	0.79%	4.11
Institutional Class	1,000.00	1,061.80	0.79%	4.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.96	1.04%	$5.30
Class C	1,000.00	1,016.18	1.79%	9.10
Class R	1,000.00	1,021.22	0.79%	4.02
Institutional Class	1,000.00	1,021.22	0.79%	4.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / country and sector allocations

Delaware Emerging Markets Debt Corporate Fund	As of January 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Corporate Bonds	91.85%
Argentina	2.88%
Brazil	6.07%
Chile	4.03%
China	5.89%
Colombia	4.29%
Costa Rica	1.20%
Czech Republic	0.91%
Ghana	1.50%
Guatemala	1.90%
Hong Kong	1.34%
India	4.27%
Indonesia	3.66%
Israel	5.70%
Jamaica	0.82%
Kazakhstan	1.15%
Kuwait	1.59%
Macao	2.98%
Madagascar	0.42%
Malaysia	1.46%
Mexico	7.05%
Morocco	0.74%
Nigeria	1.86%
Oman	0.92%
Panama	0.39%
Paraguay	1.60%
Peru	3.11%
Philippines	1.19%
Qatar	0.90%
Republic of Korea	3.07%
Republic of Vietnam	0.38%
Saudi Arabia	1.73%
Singapore	1.33%
South Africa	3.23%
Taiwan	0.85%
Thailand	1.57%
Turkey	3.32%

3

Security type / country and sector allocations

Delaware Emerging Markets Debt Corporate Fund

Security type / country	Percentage of net assets
Ukraine	0.74%
United Arab Emirates	4.71%
Zambia	1.10%
Sovereign Bonds	0.92%
Common Stock by Country	0.34%
Short-Term Investments	5.52%
Total Value of Securities	98.63%
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

Corporate bonds by sector	Percentage of net assets
Banking	11.24%
Basic Industry	7.70%
Basic Materials	2.85%
Communications	7.68%
Consumer Cyclical	9.17%
Consumer Non-Cyclical	5.85%
Electric	5.08%
Energy	16.83%
Finance Companies	0.56%
Financials	8.26%
Industrials	7.54%
Insurance	1.48%
Real Estate	1.92%
Technology	3.31%
Utilities	2.38%
Total	91.85%

4

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund	January 31, 2023 (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds – 91.85% Δ
Argentina – 2.88%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	719,629	$645,261
Arcos Dorados 144A 6.125% 5/27/29 #	410,000	402,960
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	487,157
YPF 144A 6.95% 7/21/27 #	1,085,000	865,685
		2,401,063
Brazil – 6.07%
Azul Investments
144A 5.875% 10/26/24 #	420,000	316,826
144A 7.25% 6/15/26 #	400,000	242,065
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	540,000	476,094
CSN Resources
144A 5.875% 4/8/32 #	630,000	573,282
144A 7.625% 4/17/26 #	400,000	406,990
Guara Norte 144A 5.198% 6/15/34 #	778,538	705,666
Itau Unibanco Holding 144A 3.875% 4/15/31 #, μ	485,000	446,726
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	396,163	346,085
Natura & Co. Luxembourg Holdings 144A 6.00% 4/19/29 #	310,000	273,970
Petrobras Global Finance 6.75% 6/3/50	410,000	365,579
Vale Overseas 3.75% 7/8/30	670,000	600,365
XP 144A 3.25% 7/1/26 #	345,000	310,311
		5,063,959
Chile – 4.03%
AES Andes 144A 7.125% 3/26/79 #, μ	605,000	586,539
Alfa Desarrollo 144A 4.55% 9/27/51 #	617,740	496,122
Antofagasta 144A 5.625% 5/13/32 #	475,000	477,020
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	565,000	528,729
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #	335,000	290,236
Inversiones La Construccion 144A 4.75% 2/7/32 #	635,000	530,974
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	510,000	448,116
		3,357,736
China – 5.89%
Agile Group Holdings 5.50% 5/17/26	465,000	265,096
Alibaba Group Holding 2.70% 2/9/41	645,000	448,339
China Evergrande Group 10.00% 4/11/23	520,000	56,047
CIFI Holdings Group
5.25% 5/13/26	200,000	62,989
6.45% 11/7/24	605,000	195,342
Country Garden Holdings
4.20% 2/6/26	274,000	189,813
7.25% 4/8/26	405,000	310,838

5

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal	Value
	amount°	(US $)
Corporate Bonds Δ (continued)
China (continued)
ENN Energy Holdings 144A 2.625% 9/17/30 #	750,000	$630,051
Huarong Finance 2019 3.875% 11/13/29	570,000	464,827
JD.com 3.875% 4/29/26	665,000	646,040
Lenovo Group 144A 6.536% 7/27/32 #	675,000	695,795
Tencent Holdings
144A 2.88% 4/22/31 #	495,000	428,301
144A 3.68% 4/22/41 #	350,000	277,655
West China Cement 4.95% 7/8/26	275,000	245,121
		4,916,254
Colombia – 4.29%
Banco de Bogota SA 144A 4.375% 8/3/27 #	445,000	414,470
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	800,000	629,465
Bancolombia 7.139% 10/18/27 μ	570,000	567,737
Canacol Energy 144A 5.75% 11/24/28 #	450,000	398,901
Ecopetrol
5.875% 11/2/51	410,000	283,324
8.875% 1/13/33	620,000	636,842
Geopark 144A 5.50% 1/17/27 #	725,000	644,412
		3,575,151
Costa Rica – 1.20%
Liberty Costa Rica Senior Secured Finance 144A 10.875% 1/15/31 #	1,020,000	997,234
		997,234
Czech Republic – 0.91%
Energo-Pro 144A 8.50% 2/4/27 #	795,000	759,225
		759,225
Ghana – 1.50%
Kosmos Energy 144A 7.75% 5/1/27 #	815,000	726,365
Tullow Oil 144A 10.25% 5/15/26 #	610,000	526,936
		1,253,301
Guatemala – 1.90%
Banco Industrial 144A 4.875% 1/29/31 #, μ	305,000	285,634
Central American Bottling 144A 5.25% 4/27/29 #	670,000	644,399
CT Trust 144A 5.125% 2/3/32 #	750,000	654,803
		1,584,836
Hong Kong – 1.34%
AIA Group 144A 3.375% 4/7/30 #	600,000	553,589

6

	Principal	Value
	amount°	(US $)
Corporate Bonds Δ (continued)
Hong Kong (continued)
Standard Chartered 144A 6.301% 1/9/29 #, μ	540,000	$563,256
		1,116,845
India – 4.27%
CA Magnum Holdings 144A 5.375% 10/31/26 #	535,000	498,887
Future Retail 144A 5.60% 1/22/25 #	425,000	14,450
Greenko Power II 144A 4.30% 12/13/28 #	453,625	392,136
ICICI Bank 144A 4.00% 3/18/26 #	450,000	433,598
JSW Hydro Energy 144A 4.125% 5/18/31 #	535,425	456,285
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	790,000	631,357
UltraTech Cement 144A 2.80% 2/16/31 #	895,000	737,447
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	495,000	397,978
		3,562,138
Indonesia – 3.66%
Cikarang Listrindo 144A 4.95% 9/14/26 #	792,000	750,335
Freeport Indonesia
144A 5.315% 4/14/32 #	630,000	601,726
144A 6.20% 4/14/52 #	270,000	250,425
Indika Energy Capital IV 144A 8.25% 10/22/25 #	595,000	597,604
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/32	605,000	512,738
Minejesa Capital 144A 5.625% 8/10/37 #	395,000	343,113
		3,055,941
Israel – 5.70%
Altice Financing 144A 5.00% 1/15/28 #	600,000	510,909
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	805,000	712,163
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	650,000	672,750
Bank Leumi Le-Israel 144A 5.125% 7/27/27 #	515,000	515,863
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	501,562
ICL Group 144A 6.375% 5/31/38 #	380,000	381,290
Israel Electric 144A 3.75% 2/22/32 #	635,000	567,913
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	560,000	517,126
6.75% 3/1/28	375,000	377,625
		4,757,201
Jamaica – 0.82%
Sagicor Financial 144A 5.30% 5/13/28 #	700,000	680,750
		680,750

7

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal	Value
	amount°	(US $)
Corporate Bonds Δ (continued)
Kazakhstan – 1.15%
KazMunayGas National JSC
144A 4.75% 4/19/27 #	200,000	$186,290
144A 5.375% 4/24/30 #	430,000	398,067
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	420,000	377,554
		961,911
Kuwait – 1.59%
MEGlobal Canada 144A 5.00% 5/18/25 #	405,000	402,476
NBK SPC 144A 1.625% 9/15/27 #, μ	1,035,000	927,515
		1,329,991
Macao – 2.98%
MGM China Holdings
144A 4.75% 2/1/27 #	760,000	684,204
144A 5.25% 6/18/25 #	205,000	194,961
Sands China
3.75% 8/8/31	465,000	389,430
4.30% 1/8/26	580,000	550,787
Studio City Finance 144A 6.50% 1/15/28 #	740,000	669,700
		2,489,082
Madagascar – 0.42%
Axian Telecom 144A 7.375% 2/16/27 #	375,000	347,344
		347,344
Malaysia – 1.46%
CIMB Bank 144A 2.125% 7/20/27 #	525,000	470,252
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	810,000	750,194
		1,220,446
Mexico – 7.05%
Alsea 144A 7.75% 12/14/26 #	590,000	596,679
America Movil 4.70% 7/21/32	740,000	730,657
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, y	410,000	421,972
BBVA Bancomer 144A 5.875% 9/13/34 #, μ	620,000	598,046
Cemex 144A 7.375% 6/5/27 #	470,000	483,743
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	640,000	499,738
GCC 144A 3.614% 4/20/32 #	790,000	672,643
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,010,000	916,157
Nemak 144A 3.625% 6/28/31 #	575,000	464,787
Trust Fibra Uno 144A 4.869% 1/15/30 #	540,000	496,471
		5,880,893

8

	Principal	Value
	amount°	(US $)
Corporate Bonds Δ (continued)
Morocco – 0.74%
OCP
144A 5.125% 6/23/51 #	270,000	$212,987
144A 6.875% 4/25/44 #	415,000	404,262
		617,249
Nigeria – 1.86%
Access Bank
144A 6.125% 9/21/26 #	615,000	539,878
144A 9.125% 10/7/26 #, μ, y	540,000	449,226
IHS Holding 144A 5.625% 11/29/26 #	665,000	564,585
		1,553,689
Oman – 0.92%
Oryx Funding 144A 5.80% 2/3/31 #	780,000	769,501
		769,501
Panama – 0.39%
UEP Penonome II 144A 6.50% 10/1/38 #	429,324	325,075
		325,075
Paraguay – 1.60%
Banco Continental 144A 2.75% 12/10/25 #	850,000	760,737
Rutas 2 and 7 Finance 144A 3.494% 9/30/36 #, ^	868,000	572,164
		1,332,901
Peru – 3.11%
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	562,638
InRetail Consumer 144A 3.25% 3/22/28 #	715,000	618,229
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	571,191	506,946
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	680,000	585,776
Volcan Cia Minera 144A 4.375% 2/11/26 #	359,000	317,650
		2,591,239
Philippines – 1.19%
International Container Terminal Services 4.75% 6/17/30	645,000	626,534
Jollibee Worldwide Pte 3.90% 1/23/25 μ, y	392,000	368,558
		995,092
Qatar – 0.90%
QNB Finance 2.625% 5/12/25	790,000	751,408
		751,408
Republic of Korea – 3.07%
Hana Bank 144A 1.25% 12/16/26 #	335,000	290,341
Kia 144A 2.375% 2/14/25 #	645,000	606,380
Shinhan Bank 3.875% 3/24/26	490,000	461,890

9

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal	Value
	amount°	(US $)
Corporate Bonds Δ (continued)
Republic of Korea (continued)
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	355,000	$336,535
SK Hynix
144A 1.50% 1/19/26 #	390,000	343,940
144A 6.50% 1/17/33 #	510,000	517,671
		2,556,757
Republic of Vietnam – 0.38%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	350,000	313,250
		313,250
Saudi Arabia – 1.73%
EIG Pearl Holdings 144A 4.387% 11/30/46 #	515,000	409,425
SA Global Sukuk 144A 2.694% 6/17/31 #	215,000	190,603
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	288,318
144A 4.25% 4/16/39 #	600,000	553,860
		1,442,206
Singapore – 1.33%
GLP Pte 3.875% 6/4/25	445,000	393,825
Medco Laurel Tree 144A 6.95% 11/12/28 #	754,000	719,040
		1,112,865
South Africa – 3.23%
AngloGold Ashanti Holdings 3.375% 11/1/28	1,000,000	899,460
Bidvest Group 144A 3.625% 9/23/26 #	785,000	723,495
Sasol Financing USA 6.50% 9/27/28	600,000	579,732
Stillwater Mining 144A 4.50% 11/16/29 #	575,000	495,759
		2,698,446
Taiwan – 0.85%
TSMC Global 144A 4.625% 7/22/32 #	695,000	706,224
		706,224
Thailand – 1.57%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, y	380,000	365,336
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	425,119
Thaioil Treasury Center 144A 2.50% 6/18/30 #	640,000	523,134
		1,313,589
Turkey – 3.32%
Akbank TAS 144A 6.80% 2/6/26 #	730,000	701,982
Coca-Cola Icecek 144A 4.50% 1/20/29 #	810,000	710,953
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	845,000	739,375

10

	Principal	Value
	amount°	(US $)
Corporate Bonds Δ (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	635,000	$619,465
		2,771,775
Ukraine – 0.74%
Metinvest 144A 7.75% 10/17/29 #	810,000	410,179
MHP Lux 144A 6.25% 9/19/29 #	430,000	209,948
		620,127
United Arab Emirates – 4.71%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	524,178
Emirates NBD Bank PJSC
2.625% 2/18/25	410,000	392,232
6.125% 4/9/26 μ, y	400,000	401,544
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, y	415,000	400,496
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	826,383	677,455
MAF Global Securities 7.875% 6/30/27 μ, y	635,000	662,336
MDGH GMTN RSC 144A 5.50% 4/28/33 #	355,000	379,798
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	584,148	490,474
		3,928,513
Zambia – 1.10%
First Quantum Minerals
144A 6.875% 10/15/27 #	515,000	499,900
144A 7.50% 4/1/25 #	425,000	419,022
		918,922
Total Corporate Bonds (cost $80,826,242)		76,630,129

Sovereign Bonds – 0.92% Δ
Hong Kong – 0.80%
Airport Authority
144A 2.50% 1/12/32 #	410,000	352,452
144A 3.25% 1/12/52 #	405,000	314,078
		666,530
Ukraine – 0.12%
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #	560,000	104,563
Total Sovereign Bonds (cost $1,360,186)		771,093

11

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Number of	Value
	shares	(US $)
Common Stock – 0.34% Δ
Mexico – 0.34%
Grupo Aeromexico =, †	29,657	$283,490
Total Common Stock (cost $484,744)		283,490

Short-Term Investments – 5.52%
Money Market Mutual Funds – 5.52%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	1,151,297	1,151,297
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	1,151,296	1,151,296
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	1,151,296	1,151,296
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	1,151,296	1,151,296
Total Short-Term Investments (cost $4,605,185)		4,605,185
Total Value of Securities–98.63% (cost $87,276,357)		$82,289,897

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of Rule 144A securities was $63,046,545, which represents 75.57% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.

12

The following futures contracts and swap contracts were outstanding at January 31, 2023:1

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(17)	US Treasury 10 yr Ultra Notes	$(2,060,453)	$(2,013,528)	3/22/23	$(46,925)	$(3,719)
(2)	US Treasury Long Bonds	(259,750)	(250,651)	3/22/23	(9,099)	(187)
Total Futures Contracts			$(2,264,179)		$(56,024)	$(3,906)

Swap Contracts

CDS Contracts2

Counterparty/Reference Obligation/ Termination Date/Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]
Over-The-Counter: Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26- Quarterly	1,748,000	1.000%	$(8,084)	$8,856	$(16,940)
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26- Quarterly	2,527,000	1.000%	51,525	54,079	(2,554)
Total CDS Contracts			$43,441	$62,935	$(19,494)

The use of futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

13

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(5,106).

Summary of abbreviations:

CDS – Credit Default Swap

GMTN – Global Medium Term Note

JSC – Joint Stock Company

PJSC – Private Joint Stock Company

yr – Year

JPMCB – JPMorgan Chase Bank

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

14

Statement of assets and liabilities

Delaware Emerging Markets Debt Corporate Fund	January 31, 2023 (Unaudited)

Assets:
Investments, at value*	$82,289,897
Cash	272,196
Cash collateral due from broker	105,150
Foreign currencies, at value Δ	6
Dividends and interest receivable	1,112,062
Receivable for securities sold	928,813
Receivable for fund shares sold	88,149
Upfront payments paid on credit default swap contracts	62,935
Prepaid expenses	17,364
Other assets	558
Total Assets	84,877,130
Liabilities:
Payable for securities purchased	1,216,183
Other accrued expenses	135,304
Payable for fund shares redeemed	32,041
Investment management fees payable to affiliates	22,626
Unrealized depreciation on credit default swap contracts	19,494
Administration expenses payable to affiliates	10,969
Swap payments payable	5,106
Variation margin due to broker on future contracts	3,906
Distribution fees payable to affiliates	725
Total Liabilities	1,446,354
Total Net Assets	$83,430,776

Net Assets Consist of:
Paid-in capital	$95,203,075
Total distributable earnings (loss)	(11,772,299)
Total Net Assets	$83,430,776

15

Statement of assets and liabilities

Delaware Emerging Markets Debt Corporate Fund

Net Asset Value

Class A:
Net assets		$774,199
Shares of beneficial interest outstanding, unlimited authorization, no par		102,221
Net asset value per share		$7.57
Sales charge		4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)		$7.93

Class C:
Net assets		$188,597
Shares of beneficial interest outstanding, unlimited authorization, no par		24,939
Net asset value per share		$7.56

Class R:
Net assets		$2,793
Shares of beneficial interest outstanding, unlimited authorization, no par		369
Net asset value per share		$7.57

Institutional Class:
Net assets		$82,465,187
Shares of beneficial interest outstanding, unlimited authorization, no par		10,897,435
Net asset value per share		$7.57

*	Investments, at cost	$87,276,357
Δ	Foreign currencies, at cost	6

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations

Delaware Emerging Markets Debt Corporate Fund	Six months ended January 31, 2023 (Unaudited)

Investment Income:
Interest	$2,527,861
Dividends	35,900
2,563,761
Expenses:
Management fees	300,324
Distribution expenses — Class A	925
Distribution expenses — Class C	1,026
Distribution expenses — Class R	7
Dividend disbursing and transfer agent fees and expenses	46,530
Registration fees	36,868
Accounting and administration expenses	26,458
Audit and tax fees	22,569
Legal fees	17,802
Reports and statements to shareholders expenses	14,742
Custodian fees	3,248
Trustees’ fees and expenses	1,671
Other	15,846
488,016
Less expenses waived	(169,609)
Less waived distribution expenses — Class R	(7)
Less expenses paid indirectly	(57)
Total operating expenses	318,343
Net Investment Income (Loss)	2,245,418

17

Statement of operations

Delaware Emerging Markets Debt Corporate Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(5,126,399)
Futures contracts	182,849
Swap contracts	(30,987)
Net realized gain (loss)	(4,974,537)

Net change in unrealized appreciation (depreciation) on:
Investments	7,604,672
Futures contracts	3,906
Swap contracts	(83,603)
Net change in unrealized appreciation (depreciation)	7,524,975
Net Realized and Unrealized Gain (Loss)	2,550,438
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,795,856

See accompanying notes, which are an integral part of the financial statements.

18

Statements of changes in net assets

Delaware Emerging Markets Debt Corporate Fund

	Six months ended 1/31/23 (Unaudited)	Year ended 7/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,245,418	$3,540,281
Net realized gain (loss)	(4,974,537)	(1,393,604)
Net change in unrealized appreciation (depreciation)	7,524,975	(14,710,837)
Net increase (decrease) in net assets resulting from operations	4,795,856	(12,564,160)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(20,341)	(39,568)
Class C	(4,939)	(5,017)
Class R	(76)	(133)
Institutional Class	(2,269,582)	(3,932,638)
	(2,294,938)	(3,977,356)

Capital Share Transactions:
Proceeds from shares sold:
Class A	32,160	366,899
Class C	6,733	151,347
Institutional Class	24,931,578	54,184,674

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	20,341	39,568
Class C	4,889	5,017
Class R	76	133
Institutional Class	2,165,214	3,843,722
	27,160,991	58,591,360

19

Statements of changes in net assets

Delaware Emerging Markets Debt Corporate Fund

	Six months ended 1/31/23 (Unaudited)	Year ended 7/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(68,157)	$(283,336)
Class C	(39,103)	(18,387)
Institutional Class	(43,131,046)	(32,170,599)
	(43,238,306)	(32,472,322)
Increase (decrease) in net assets derived from capital share transactions	(16,077,315)	26,119,038
Net Increase (Decrease) in Net Assets	(13,576,397)	9,577,522

Net Assets:
Beginning of period	97,007,173	87,429,651
End of period	$83,430,776	$97,007,173

See accompanying notes, which are an integral part of the financial statements.

20

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Financial highlights

Delaware Emerging Markets Debt Corporate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.35	$8.91	$8.48	$8.67	$8.26	$8.77

0.20	0.32	0.33	0.32	0.40	0.39
0.22	(1.52)	0.42	(0.18)	0.41	(0.39)
0.42	(1.20)	0.75	0.14	0.81	—

(0.20)	(0.31)	(0.32)	(0.32)	(0.35)	(0.38)
—	(0.05)	—	—	(0.05)	(0.13)
—	—	—	(0.01)	—	—
(0.20)	(0.36)	(0.32)	(0.33)	(0.40)	(0.51)

$7.57	$7.35	$8.91	$8.48	$8.67	$8.26

5.90%	(13.83)%	8.99%	1.73%	10.21%	(0.10)%

$774	$767	$817	$281	$93	$57
1.04%	1.04%	1.04%	1.04%	1.04%	1.16%
1.46%	1.43%	1.42%	1.48%	1.90%	1.90%
5.36%	3.87%	3.69%	3.77%	4.88%	4.57%
4.94%	3.48%	3.31%	3.33%	4.02%	3.83%
32%	55%	99%	93%	74%	108%

23

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.34	$8.90	$8.47	$8.66	$8.26	$8.77

0.17	0.25	0.26	0.25	0.34	0.33
0.23	(1.51)	0.43	(0.17)	0.40	(0.39)
0.40	(1.26)	0.69	0.08	0.74	(0.06)

(0.18)	(0.25)	(0.26)	(0.26)	(0.29)	(0.32)
—	(0.05)	—	—	(0.05)	(0.13)
—	—	—	(0.01)	—	—
(0.18)	(0.30)	(0.26)	(0.27)	(0.34)	(0.45)

$7.56	$7.34	$8.90	$8.47	$8.66	$8.26

5.52%	(14.46)%	8.19%	0.99%	9.27%	(0.84)%

$189	$210	$99	$84	$61	$82
1.79%	1.79%	1.79%	1.79%	1.79%	1.91%
2.21%	2.18%	2.17%	2.23%	2.65%	2.65%
4.61%	3.12%	2.94%	3.02%	4.13%	3.82%
4.19%	2.73%	2.56%	2.58%	3.27%	3.08%
32%	55%	99%	93%	74%	108%

25

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.34	$8.90	$8.47	$8.66	$8.26	$8.77

0.21	0.34	0.35	0.34	0.42	0.42
0.23	(1.51)	0.43	(0.18)	0.40	(0.39)
0.44	(1.17)	0.78	0.16	0.82	0.03

(0.21)	(0.34)	(0.35)	(0.34)	(0.37)	(0.41)
—	(0.05)	—	—	(0.05)	(0.13)
—	—	—	(0.01)	—	—
(0.21)	(0.39)	(0.35)	(0.35)	(0.42)	(0.54)

$7.57	$7.34	$8.90	$8.47	$8.66	$8.26

6.32%	(13.60)%	9.30%	2.00%	10.42%	0.16%

$3	$3	$3	$3	$3	$2
0.79%	0.79%	0.79%	0.79%	0.79%	0.91%
1.71%	1.68%	1.68%	1.73%	2.15%	2.13%
5.61%	4.12%	3.94%	4.02%	5.13%	4.82%
4.69%	3.23%	3.05%	3.08%	3.77%	3.60%
32%	55%	99%	93%	74%	108%

27

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.34	$8.90	$8.47	$8.67	$8.27	$8.78

0.21	0.34	0.35	0.34	0.42	0.42
0.23	(1.51)	0.43	(0.19)	0.40	(0.39)
0.44	(1.17)	0.78	0.15	0.82	0.03

(0.21)	(0.34)	(0.35)	(0.34)	(0.37)	(0.41)
—	(0.05)	—	—	(0.05)	(0.13)
—	—	—	(0.01)	—	—
(0.21)	(0.39)	(0.35)	(0.35)	(0.42)	(0.54)

$7.57	$7.34	$8.90	$8.47	$8.67	$8.27

6.18%	(13.60)%	9.30%	1.88%	10.41%	0.16%

$82,465	$96,027	$86,511	$69,600	$51,784	$21,683
0.79%	0.79%	0.79%	0.79%	0.79%	0.91%
1.21%	1.18%	1.17%	1.23%	1.65%	1.65%
5.61%	4.12%	3.94%	4.02%	5.13%	4.82%
5.19%	3.73%	3.56%	3.58%	4.27%	4.08%
32%	55%	99%	93%	74%	108%

29

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund	January 31, 2023 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Strategic Income Fund and Delaware Emerging Markets Debt Corporate Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Debt Corporate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.

30

Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2023, and for all open tax years (years ended July 31, 2020 – July 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as

31

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

1. Significant Accounting Policies (continued)

components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment

32

securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total fund annual operating expenses from exceeding 0.79% of the Fund’s average daily net assets from August 1, 2021 through July 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate

33

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2023, the Fund paid $7,077 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2023, the Fund paid $26,139 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has agreed to voluntarily suspend the 12b-1 fee for the Class R shares and the suspension of the 12b-1 fee will continue while the Fund is not broadly distributed. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2023, the Fund paid $3,563 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

34

For the six months ended January 31, 2023, DDLP earned $8 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2023, DDLP received gross CDSC commissions of $20 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from November 29, 2020 through November 28, 2023.

3. Investments

For the six months ended January 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$24,734,006
Sales	38,651,900

At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$87,284,010
Aggregate unrealized appreciation of investments and derivatives	$1,656,876
Aggregate unrealized depreciation of investments and derivatives	(6,726,507)
Net unrealized depreciation of investments and derivatives	$(5,069,631)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s

35

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

3. Investments (continued)

own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

36

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$283,490	$283,490
Corporate Bonds	—	76,630,129	—	76,630,129
Sovereign Bonds	—	771,093	—	771,093
Short-Term Investments	4,605,185	—	—	4,605,185
Total Value of Securities	$4,605,185	$77,401,222	$283,490	$82,289,897

Derivatives[1]
Liabilities:
Futures Contracts	$(56,024)	$—	$—	$(56,024)
OTC Credit Default Swaps	—	(19,494)	—	(19,494)

[1]	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/23	Year ended 7/31/22
Shares sold:
Class A	4,368	42,191
Class C	943	19,267
Institutional Class	3,495,476	6,765,116

37

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

4. Capital Shares (continued)

	Six months ended 1/31/23	Year ended 7/31/22
Shares issued upon reinvestment of dividends and distributions:
Class A	2,812	4,815
Class C	677	616
Class R	11	16
Institutional Class	299,636	473,783
	3,803,923	7,305,804
Shares redeemed:
Class A	(9,365)	(34,303)
Class C	(5,356)	(2,302)
Institutional Class	(5,982,578)	(3,869,943)
	(5,997,299)	(3,906,548)
Net increase (decrease)	(2,193,376)	3,399,256

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2023 and the year ended July 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C Shares	Class A Shares	Value
Six months ended
1/31/23	111	111	$807
Year ended
7/31/22	205	205	1,677

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

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On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2023, the Fund posted $55,150 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended January 31, 2023, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

39

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

6. Derivatives (continued)

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2023, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended January 31, 2023, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

40

During the six months ended January 31, 2023, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At January 31, 2023, the Fund received $50,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of January 31, 2023 were as follows:

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$(56,024)	$—	$(56,024)
Unrealized depreciation on credit default swap contracts	—	(19,494)	(19,494)
Total	$(56,024)	$(19,494)	$(75,518)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2023. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate contracts	$182,849	$—	$182,849
Credit contracts	—	(30,987)	(30,987)
Total	$182,849	$(30,987)	$151,862

41

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

6. Derivatives (continued)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate contracts	$3,906	$—	$3,906
Credit contracts	—	(83,603)	(83,603)
Total	$3,906	$(83,603)	$(79,697)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2023:

	Long Derivative	Short Derivative
	Volume	Volume
Futures contracts (average notional value)	—	2,301,018
CDS contracts (average notional value)**	4,275,000	—

**	Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payable sand/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

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At January 31, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(19,494)	$(19,494)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
JPMorgan Chase Bank	$(19,494)	$—	$—	$—	$—	$(19,494)

(a)	The value of the related collateral exceeded the value of the derivatives as of January 31, 2023, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally

43

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

8. Securities Lending (continued)

invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2023, the Fund had no securities out on loan.

9. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems.

44

Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Fund’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a

45

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

9. Credit and Market Risk (continued)

greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities

46

which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

47

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Emerging Markets Debt Corporate Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”); and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL” and together with MIMGL and MIMAK, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers

48

and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that DMC had stated that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was in the first quartile of its

49

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022 (continued)

Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 3- and 5-year periods and underperformed its benchmark index for the 1-year and since inception periods. The Board, however, noted that two of the Fund’s portfolio managers had begun managing the Fund in July 2016 and that the Fund’s third portfolio manager had begun managing the Fund in September 2019. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark during the periods under review.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

50

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex, including the current breakpoints. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

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Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

52

Semiannual report

Fixed income mutual fund Delaware Strategic Income Fund January 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2022 to January 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

Delaware Strategic Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Annualized Expense Ratio	Expenses Paid During Period 8/1/22 to 1/31/23*
Actual Fund return †
Class A	$1,000.00	$1,027.20	0.84%	$4.29
Class C	1,000.00	1,023.30	1.59%	8.11
Class R	1,000.00	1,027.30	1.09%	5.57
Institutional Class	1,000.00	1,028.50	0.59%	3.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Class R	1,000.00	1,019.71	1.09%	5.55
Institutional Class	1,000.00	1,022.23	0.59%	3.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware Strategic Income Fund	As of January 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	7.27%
Agency Commercial Mortgage-Backed Securities	1.74%
Agency Mortgage-Backed Securities	2.53%
Convertible Bonds	2.60%
Corporate Bonds	43.96%
Banking	4.50%
Basic Industry	4.71%
Brokerage	1.60%
Capital Goods	1.76%
Communications	4.99%
Consumer Cyclical	2.58%
Consumer Non-Cyclical	2.93%
Electric	2.07%
Energy	6.98%
Finance Companies	1.58%
Insurance	1.73%
Natural Gas	0.49%
Real Estate Investment Trusts	0.43%
Technology	1.78%
Transportation	5.29%
Utilities	0.54%
Municipal Bonds	0.49%
Non-Agency Asset-Backed Securities	4.60%
Non-Agency Collateralized Mortgage Obligations	5.28%
Non-Agency Commercial Mortgage-Backed Securities	2.41%
Loan Agreements	4.25%
Sovereign Bonds	4.89%
Supranational Bank	0.67%
US Treasury Obligations	16.99%
Common Stock	0.45%
Short-Term Investments	1.10%
Total Value of Securities	99.23%
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%

Schedule of investments

Delaware Strategic Income Fund	January 31, 2023 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations – 7.27%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M2 144A 7.606% (LIBOR01M + 3.10%) 3/25/50 #, ●	1,227,979	$1,254,807
Series 2021-DNA1 M2 144A 6.11% (SOFR + 1.80%) 1/25/51 #, ●	1,231,035	1,211,840
Series 2021-DNA3 M2 144A 6.41% (SOFR+ 2.10%) 10/25/33 #, ●	1,350,000	1,342,832
Series 2021-HQA1 M2 144A 6.56% (SOFR + 2.25%) 8/25/33 #, ●	2,000,000	1,944,636
Series 2021-HQA2 M2 144A 6.36% (SOFR + 2.05%) 12/25/33 #, ●	2,000,000	1,912,573
Total Agency Collateralized Mortgage Obligations (cost $7,802,300)		7,666,688

Agency Commercial Mortgage-Backed Securities – 1.74%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.038% 7/25/27 #, ●	325,000	309,069
Series 2017-K71 B 144A 3.752% 11/25/50 #, ●	325,000	304,712
Series 2018-K72 B 144A 3.994% 12/25/50 #, ●	325,000	308,080
Series 2018-K86 C 144A 4.294% 11/25/51 #, ●	970,000	911,131
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		1,832,992

Agency Mortgage-Backed Securities – 2.53%
Fannie Mae S.F. 30 yr
5.00%9/1/52	911,301	914,769
5.00%10/1/52	414,131	415,707
5.50%10/1/52	879,474	894,747
6.00%12/1/52	430,153	441,887
Total Agency Mortgage-Backed Securities (cost $2,619,320)		2,667,110

Convertible Bonds – 2.60%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	245,000	245,452
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	290,000	406,725
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,124,000	1,058,808
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	17,000	16,702

		Principal	Value
		amount°	(US $)
Convertible Bonds (continued)
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #		459,000	$444,656
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24		265,000	234,737
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26		404,000	332,694
Total Convertible Bonds (cost $2,641,692)			2,739,774

Corporate Bonds – 43.96%
Banking – 4.50%
Access Bank
144A 6.125% 9/21/26 #		400,000	351,140
144A 9.125% 10/7/26 #, μ, y		400,000	332,760
Banco de Bogota 144A 4.375% 8/3/27 #		400,000	372,557
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, y		500,000	514,600
Bank of America 6.204% 11/10/28 μ		125,000	131,901
Bank of New York Mellon 4.70% 9/20/25 μ, y		47,000	46,059
Barclays 4.375% 3/15/28 μ, y		470,000	383,204
Citizens Bank 6.064% 10/24/25 μ		250,000	253,713
Credit Suisse
1.00% 5/5/23		250,000	247,027
7.95% 1/9/25		250,000	256,198
Credit Suisse Group
144A 3.091% 5/14/32 #, μ		310,000	234,648
144A 6.442% 8/11/28 #, μ		470,000	454,843
Deutsche Bank
5.625% 5/19/31 μ	EUR	300,000	325,402
6.72% 1/18/29 μ		150,000	157,947
Fifth Third Bancorp 6.361% 10/27/28 μ		56,000	59,292
JPMorgan Chase & Co. 4.851% 7/25/28 μ		65,000	65,022
SVB Financial Group
4.00% 5/15/26 μ, y		385,000	308,719
4.57% 4/29/33 μ		95,000	87,532
Truist Financial 4.95% 9/1/25 μ, y		165,000	163,763
			4,746,327
Basic Industry – 4.71%
AngloGold Ashanti Holdings
3.375% 11/1/28		200,000	179,892
3.75% 10/1/30		440,000	390,734

Schedule of investments

Delaware Strategic Income Fund

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Celanese US Holdings 6.05% 3/15/25		30,000	$30,242
CSN Resources 144A 5.875% 4/8/32 #		535,000	486,835
Domtar 144A 6.75% 10/1/28 #		509,000	468,525
First Quantum Minerals 144A 6.875% 10/15/27 #		1,000,000	970,680
Methanex 5.25% 12/15/29		900,000	828,666
Sasol Financing USA 6.50% 9/27/28		640,000	618,381
Stillwater Mining 144A 4.50% 11/16/29 #		620,000	534,558
Westlake 1.625% 7/17/29	EUR	500,000	455,529
			4,964,042
Brokerage – 1.60%
Charles Schwab 5.375% 6/1/25 μ, y		35,000	34,902
Jefferies Financial Group 6.50% 1/20/43		1,400,000	1,474,390
XP 144A 3.25% 7/1/26 #		200,000	179,890
			1,689,182
Capital Goods – 1.76%
Roller Bearing Co. of America 144A 4.375% 10/15/29 #		250,000	225,580
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		640,000	551,318
Standard Industries
144A 3.375% 1/15/31 #		159,000	126,483
144A 4.375% 7/15/30 #		313,000	267,919
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		700,000	682,874
			1,854,174
Communications – 4.99%
Altice France 144A 5.50% 10/15/29 #		865,000	685,042
Cellnex Finance 144A 3.875% 7/7/41 #		200,000	147,867
CMG Media 144A 8.875% 12/15/27 #		415,000	324,370
Cumulus Media New Holdings 144A 6.75% 7/1/26 #		500,000	418,028
Discovery Communications 4.00% 9/15/55		10,000	6,893
IHS Holding 144A 5.625% 11/29/26 #		800,000	679,200
Sprint Capital 8.75% 3/15/32		525,000	649,084
Time Warner Cable 7.30% 7/1/38		650,000	698,036
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		755,000	660,625
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	334,544
VTR Comunicaciones 144A 4.375% 4/15/29 #		850,000	561,000
Warnermedia Holdings
144A 4.279% 3/15/32 #		25,000	22,270
144A 5.141% 3/15/52 #		95,000	79,030
			5,265,989

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical – 2.58%
Alsea 144A 7.75% 12/14/26 #	600,000	$606,792
Arcos Dorados 144A 6.125% 5/27/29 #	370,000	363,647
Bath & Body Works 6.875% 11/1/35	460,000	419,816
Carnival
144A 5.75% 3/1/27 #	355,000	295,151
144A 7.625% 3/1/26 #	653,000	595,069
PetSmart 144A 7.75% 2/15/29 #	250,000	246,054
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	135,000	116,278
VICI Properties 4.95% 2/15/30	75,000	72,629
		2,715,436
Consumer Non-Cyclical – 2.93%
Bausch Health
144A 5.50% 11/1/25 #	120,000	102,207
144A 11.00% 9/30/28 #	173,000	136,220
144A 14.00% 10/15/30 #	34,000	21,394
Central American Bottling 144A 5.25% 4/27/29 #	585,000	562,647
InRetail Consumer 144A 3.25% 3/22/28 #	625,000	540,409
JBS USA LUX 144A 3.00% 2/2/29 #	25,000	21,490
MHP Lux 144A 6.25% 9/19/29 #	505,000	246,566
Organon & Co. 144A 5.125% 4/30/31 #	500,000	452,148
Pilgrim’s Pride 144A 5.875% 9/30/27 #	121,000	120,199
Tenet Healthcare
4.25% 6/1/29	255,000	227,428
6.125% 10/1/28	145,000	135,749
6.875% 11/15/31	370,000	341,429
Teva Pharmaceutical Finance Netherlands III 5.125% 5/9/29	200,000	184,688
		3,092,574
Electric – 2.07%
Calpine
144A 5.00% 2/1/31 #	145,000	124,431
144A 5.125% 3/15/28 #	279,000	252,958
Duke Energy 4.875% 9/16/24 μ, y	80,000	77,279
Enel Finance International 144A 6.80% 10/14/25 #	200,000	207,353
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	93,100
NRG Energy 144A 4.45% 6/15/29 #	335,000	306,909
Pacific Gas and Electric 3.30% 8/1/40	517,000	371,682
PG&E 5.25% 7/1/30	315,000	290,197
UEP Penonome II 144A 6.50% 10/1/38 #	609,364	461,397
		2,185,306

Schedule of investments

Delaware Strategic Income Fund

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy – 6.98%
CNX Midstream Partners 144A 4.75% 4/15/30 #	500,000	$423,820
CNX Resources 144A 6.00% 1/15/29 #	700,000	643,676
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	442,000	419,864
Ecopetrol 8.875% 1/13/33	595,000	611,163
Energy Transfer 6.50% 11/15/26 μ, y	485,000	456,084
Genesis Energy 7.75% 2/1/28	505,000	488,936
Geopark 144A 5.50% 1/17/27 #	620,000	551,083
Guara Norte 144A 5.198% 6/15/34 #	564,553	511,711
Murphy Oil
5.875%12/1/27	296,000	289,707
6.375%7/15/28	270,000	267,312
NuStar Logistics 6.375% 10/1/30	125,000	120,561
PDC Energy 5.75% 5/15/26	445,000	430,942
Petroleos Mexicanos 5.95% 1/28/31	1,135,000	910,093
Southwestern Energy 7.75% 10/1/27	655,000	683,830
Tullow Oil 144A 10.25% 5/15/26 #	640,000	552,851
		7,361,633
Finance Companies – 1.58%
AerCap Ireland Capital DAC
2.45%10/29/26	150,000	135,013
3.30%1/30/32	150,000	126,022
3.40%10/29/33	150,000	123,753
Air Lease 5.85% 12/15/27	50,000	51,061
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	620,000	556,342
Oryx Funding 144A 5.80% 2/3/31 #	685,000	675,780
		1,667,971
Insurance – 1.73%
Brighthouse Financial 4.70% 6/22/47	112,000	91,255
Brown & Brown 4.95% 3/17/52	136,000	122,853
Elevance Health 5.125% 2/15/53	133,000	133,845
HUB International 144A 5.625% 12/1/29 #	545,000	488,356
MetLife 3.85% 9/15/25 μ, y	185,000	176,529
Sagicor Financial 144A 5.30% 5/13/28 #	400,000	389,000
USI 144A 6.875% 5/1/25 #	425,000	423,445
		1,825,283
Natural Gas – 0.49%
Medco Laurel Tree 144A 6.95% 11/12/28 #	545,000	519,731
		519,731

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Real Estate Investment Trusts – 0.43%
Agile Group Holdings 5.50% 5/17/26		300,000	$171,030
American Homes 4 Rent 3.625% 4/15/32		50,000	44,490
CIFI Holdings Group 6.45% 11/7/24		200,000	64,576
Vonovia 0.625% 12/14/29	EUR	200,000	169,262
			449,358
Technology – 1.78%
Broadcom 144A 3.469% 4/15/34 #		1,185,000	983,405
Entegris Escrow 144A 4.75% 4/15/29 #		90,000	84,482
Iron Mountain
144A 5.25% 7/15/30 #		71,000	64,342
144A 5.625% 7/15/32 #		600,000	540,618
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		230,000	199,727
			1,872,574
Transportation – 5.29%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, y	EUR	400,000	393,061
Azul Investments 144A 7.25% 6/15/26 #		640,000	387,304
Babcock International Group 1.375% 9/13/27	EUR	500,000	467,842
Bidvest Group 144A 3.625% 9/23/26 #		600,000	552,990
DAE Funding 144A 3.375% 3/20/28 #		695,000	630,820
Delta Air Lines 7.375% 1/15/26		661,000	688,860
Grupo Aeromexico 144A 8.50% 3/17/27 #		500,000	453,543
International Consolidated Airlines Group 3.75% 3/25/29	EUR	300,000	275,593
Mileage Plus Holdings 144A 6.50% 6/20/27 #		562,500	568,977
Rumo Luxembourg 144A 5.25% 1/10/28 #		200,000	192,540
Rutas 2 and 7 Finance 144A 3.018% 9/30/36 #, ^		681,333	449,118
United Airlines
144A 4.375% 4/15/26 #		100,000	95,052
144A 4.625% 4/15/29 #		457,000	417,550
			5,573,250
Utilities – 0.54%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		639,850	572,291
			572,291
Total Corporate Bonds (cost $51,591,264)			46,355,121

Schedule of investments

Delaware Strategic Income Fund

	Principal	Value
	amount°	(US $)
Municipal Bonds – 0.49%
Commonwealth of Puerto Rico (Restructured)
Series A 2.993% 7/1/24^	12,435	$11,651
Series A-1 4.00% 7/1/35	27,144	24,725
GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	570,322	481,922
Total Municipal Bonds (cost $581,010)		518,298

Non-Agency Asset-Backed Securities – 4.60%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.704% 11/25/36 f	90,578	88,607
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	750,000	643,406
Domino’s Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	442,125	385,421
Hardee’s Funding Series 2020-1A A2 144A 3.981% 12/20/50 #	2,156,000	1,910,654
Taco Bell Funding 144A 4.94% 11/25/48 #	960,000	935,175
Wendy’s Funding 144A 3.884% 3/15/48 #	950,000	883,144
Total Non-Agency Asset-Backed Securities (cost $5,209,171)		4,846,407

Non-Agency Collateralized Mortgage Obligations – 5.28%
JPMorgan Mortgage Trust Series 2021-13 B1 144A 3.143% 4/25/52 #, ●	584,230	441,328
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.909% 4/25/44 #, ●	675,449	625,343
Series 2017-5 B2 144A 3.784% 8/25/47 #, ●	1,695,974	1,514,555
Series 2017-6 B2 144A 3.718% 9/25/47 #, ●	1,718,915	1,501,655
Series 2017-7 B2 144A 3.724% 10/25/47 #, ●	1,705,457	1,481,643
Total Non-Agency Collateralized Mortgage Obligations (cost $6,615,851)		5,564,524

Non-Agency Commercial Mortgage-Backed Securities – 2.41%
BANK Series 2022-BNK39 B 3.239% 2/15/55 ●	600,000	469,806
Benchmark Mortgage Trust
Series 2020-B21 C 3.346% 12/17/53 ●	500,000	374,858
Series 2020-B22 A5 1.973% 1/15/54	500,000	410,248

	Principal	Value
	amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	70,164	$69,462
DB-JPM Mortgage Trust Series 2020-C9 B 2.567% 8/15/53	500,000	381,781
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	446,861
Series 2018-GS9 B 4.321% 3/10/51 ●	280,000	255,200
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	130,000	127,548
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,035,202)		2,535,764

Loan Agreements – 4.25%
Acrisure 1st Lien 8.82% (LIBOR01M + 4.25%) 2/15/27 ●	198,000	193,297
Acrisure Tranche B 8.07% (LIBOR01M + 3.50%) 2/15/27 ●	298,508	288,745
Applied Systems 2nd Lien 11.33% (LIBOR03M + 6.75%) 9/17/27 ●	1,336,630	1,340,529
AssuredPartners 7.977% (LIBOR01M + 3.50%) 2/12/27 ●	449,461	445,890
Connect US Finco 8.07% (LIBOR01M + 3.50%) 12/11/26 ●	277,163	275,344
Frontier Communications Tranche B 8.50% (LIBOR03M + 3.75%) 5/1/28 ●	687,750	676,144
Hamilton Projects Acquiror 9.23% (LIBOR03M + 4.50%) 6/17/27 ●	684,147	684,859
Mauser Packaging Solutions Holding 7.619% (LIBOR01M + 3.25%) 4/3/24 ●	166,298	165,437
Ultimate Software Group 1st Lien 8.575% (LIBOR03M + 3.75%) 5/4/26 ●	421,040	416,304
Total Loan Agreements (cost $4,467,563)		4,486,549

Sovereign Bonds – 4.89% Δ
Brazil – 0.39%
Brazilian Government International Bond 4.75% 1/14/50	550,000	405,872
		405,872

Schedule of investments

Delaware Strategic Income Fund

	Principal	Value
	amount°	(US $)
Sovereign Bonds Δ (continued)
Dominican Republic – 0.34%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	414,000	$360,641
		360,641
Egypt – 1.09%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	723,000	683,226
144A 7.60% 3/1/29 #	564,000	467,706
		1,150,932
Honduras – 0.75%
Honduras Government International Bond 144A 5.625% 6/24/30 #	959,000	784,926
		784,926
Ivory Coast – 0.98%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	1,164,000	1,036,905
		1,036,905
Senegal – 0.54%
Senegal Government International Bond 144A 6.75% 3/13/48 #	764,000	573,940
		573,940
Uzbekistan – 0.80%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #	862,000	847,885
		847,885
Total Sovereign Bonds (cost $6,079,013)		5,161,101

Supranational Bank – 0.67%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	804,000	711,178
Total Supranational Bank (cost $835,408)		711,178

US Treasury Obligations – 16.99%
US Treasury Bonds
2.375% 2/15/42	135,000	109,255
2.875% 5/15/52	1,985,000	1,711,132
4.00% 11/15/52	60,000	64,172

	Principal	Value
	amount°	(US $)
US Treasury Obligations (continued)
US Treasury Floating Rate Note 4.784% (USBMMY3M + 0.14%) 10/31/24 ●	2,940,000	$2,941,189
US Treasury Notes
3.50% 1/31/28	30,000	29,869
3.875% 12/31/27	115,000	116,312
4.125% 10/31/27	3,185,000	3,251,251
4.125% 11/15/32	3,005,000	3,161,823
4.50% 11/30/24	6,510,000	6,532,124
Total US Treasury Obligations (cost $18,027,369)		17,917,127

	Number of
	shares
Common Stock – 0.45%
Transportation – 0.45%
Grupo Aeromexico =, †	49,917	477,155
Total Common Stock (cost $815,893)		477,155

Short-Term Investments – 1.10%
Money Market Mutual Funds – 1.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	291,245	291,245
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	291,244	291,244
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.14%)	291,244	291,244
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	291,245	291,245
Total Short-Term Investments (cost $1,164,978)		1,164,978
Total Value of Securities–99.23% (cost $113,626,580)		$104,644,766

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of Rule 144A securities was $54,707,254, which represents 51.88% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Schedule of investments

Delaware Strategic Income Fund

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
f	Step coupon bond. Stated rate in effect at January 31, 2023 through maturity date.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
TD	EUR(2,097,247)	USD2,287,467	4/21/23	$(1,433)

Futures Contracts
Exchange-Traded

			Notional		Value/	Value/	Variation Margin Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
8	US Treasury 5 yr Notes	$873,937	$871,519	3/31/23	$2,418	$—	$1,688

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(4)	US Treasury 10 yr Notes	$(458,063)	$(450,365)	3/22/23	$—	$(7,697)	$(938)
2	US Treasury 10 yr Ultra Notes	242,406	236,895	3/22/23	5,511	—	438
Total Futures Contracts			$658,049		$7,929	$(7,697)	$1,188

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

DAC – Designated Activity Company

FREMF – Freddie Mac Multifamily

GS – Goldman Sachs

ICE – Intercontinental Exchange, Inc.

JPM – JPMorgan

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

TD – TD Bank

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

Schedule of investments

Delaware Strategic Income Fund

Summary of abbreviations: (continued)

yr – Year

Summary of currencies:

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Strategic Income Fund	January 31, 2023 (Unaudited)

Assets:
Investments, at value*	$104,644,766
Cash	96,726
Cash collateral due from broker	11,913
Foreign currencies, at value Δ	239,944
Dividends and interest receivable	1,080,191
Receivable for securities sold	823,974
Receivable for fund shares sold	95,599
Receivable from investment manager	33,047
Prepaid expenses	11,410
Variation margin due from broker on future contracts	1,188
Other assets	806
Total Assets	107,039,564
Liabilities:
Payable for securities purchased	769,652
Payable for fund shares redeemed	544,988
Other accrued expenses	213,344
Distribution fees payable to affiliates	37,928
Administration expenses payable to affiliates	12,606
Distribution payable	7,415
Unrealized depreciation on foreign currency exchange contracts	1,433
Total Liabilities	1,587,366
Total Net Assets	$105,452,198

Net Assets Consist of:
Paid-in capital	$128,143,016
Total distributable earnings (loss)	(22,690,818)
Total Net Assets	$105,452,198

Statement of assets and liabilities
Delaware Strategic Income Fund

Net Asset Value

Class A:
Net assets		$75,101,529
Shares of beneficial interest outstanding, unlimited authorization, no par		10,144,167
Net asset value per share		$7.40
Sales charge		4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)		$7.75

Class C:
Net assets		$999,396
Shares of beneficial interest outstanding, unlimited authorization, no par		135,016
Net asset value per share		$7.40

Class R:
Net assets		$158,626
Shares of beneficial interest outstanding, unlimited authorization, no par		21,377
Net asset value per share		$7.42

Institutional Class:
Net assets		$29,192,647
Shares of beneficial interest outstanding, unlimited authorization, no par		3,942,993
Net asset value per share		$7.40

*	Investments, at cost	$113,626,580
Δ	Foreign currencies, at cost	234,090

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Strategic Income Fund	Six months ended January 31, 2023 (Unaudited)

Investment Income:
Interest	$2,747,024
Dividends	34,157
Foreign tax withheld	(1,058)
2,780,123

Expenses:
Management fees	268,967
Distribution expenses — Class A	94,027
Distribution expenses — Class C	5,142
Distribution expenses — Class R	377
Dividend disbursing and transfer agent fees and expenses	52,142
Registration fees	33,339
Accounting and administration expenses	27,958
Audit and tax fees	24,908
Reports and statements to shareholders expenses	17,526
Legal fees	14,898
Custodian fees	5,494
Trustees’ fees and expenses	2,219
Other	25,110
572,107
Less expenses waived	(183,900)
Less expenses paid indirectly	(53)
Total operating expenses	388,154
Net Investment Income (Loss)	2,391,969

Statement of operations

Delaware Strategic Income Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,726,855)
Foreign currencies	(341,955)
Foreign currency exchange contracts	(16,901)
Futures contracts	315,780
Options purchased	(63,238)
Options written	23,310
Net realized gain (loss)	(1,809,859)

Net change in unrealized appreciation (depreciation) on:
Investments	2,386,209
Foreign currencies	15,438
Foreign currency exchange contracts	(105,606)
Futures contracts	66,078
Options purchased	61,380
Options written	(22,862)
Net change in unrealized appreciation (depreciation)	2,400,637
Net Realized and Unrealized Gain (Loss)	590,778
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,982,747

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Strategic Income Fund

	Six months ended
	1/31/23	Year ended
	(Unaudited)	7/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,391,969	$3,727,159
Net realized gain (loss)	(1,809,859)	(1,274,500)
Net change in unrealized appreciation (depreciation)	2,400,637	(14,864,832)
Net increase (decrease) in net assets resulting from operations	2,982,747	(12,412,173)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,794,229)	(3,262,736)
Class C	(20,648)	(39,080)
Class R	(3,411)	(5,847)
Institutional Class	(543,550)	(703,462)
	(2,361,838)	(4,011,125)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,825,802	3,940,143
Class C	104,750	370,161
Class R	12,488	13,966
Institutional Class	28,044,148	11,002,091

Net assets from merger:[1]
Class A	—	73,890,835
Institutional Class	—	294,650

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,743,270	3,270,373
Class C	20,634	38,749
Class R	3,411	5,839
Institutional Class	543,288	703,742
	33,297,791	93,530,549

Statements of changes in net assets

Delaware Strategic Income Fund

	Six months ended
	1/31/23	Year ended
	(Unaudited)	7/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,938,048)	$(19,911,369)
Class C	(239,858)	(567,428)
Class R	(6,093)	(19,219)
Institutional Class	(14,939,348)	(10,522,231)
	(24,123,347)	(31,020,247)
Increase in net assets derived from capital share transactions	9,174,444	62,510,302
Net Increase in Net Assets	9,795,353	46,087,004

Net Assets:
Beginning of period	95,656,845	49,569,841
End of period	$105,452,198	$95,656,845

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.38	$8.57	$8.24	$8.07	$8.01	$8.41

0.18	0.29	0.30	0.29	0.32	0.32
0.01	(1.17)	0.35	0.20	0.08	(0.37)
0.19	(0.88)	0.65	0.49	0.40	(0.05)

(0.17)	(0.31)	(0.32)	(0.32)	(0.27)	(0.32)
—	—	— [3]	— [3]	(0.07)	(0.03)
(0.17)	(0.31)	(0.32)	(0.32)	(0.34)	(0.35)

$7.40	$7.38	$8.57	$8.24	$8.07	$8.01

2.72%	(10.45)%	8.02%	6.27%	5.20%	(0.62)%

$75,101	$79,273	$31,690	$29,793	$31,032	$33,912
0.84%	0.90%[6]	0.84%	0.84%	0.84%	0.88%
1.22%	1.24%	1.53%	1.52%	1.50%	1.35%
4.84%	3.62%	3.54%	3.66%	4.09%	3.83%
4.46%	3.28%	2.85%	2.98%	3.43%	3.36%
31%	65%	89%	130%	106%	125%

Financial highlights

Delaware Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.38	$8.58	$8.25	$8.08	$8.02	$8.42

0.15	0.23	0.24	0.23	0.26	0.25
0.02	(1.18)	0.35	0.20	0.08	(0.36)
0.17	(0.95)	0.59	0.43	0.34	(0.11)

(0.15)	(0.25)	(0.26)	(0.26)	(0.21)	(0.26)
—	—	— [3]	— [3]	(0.07)	(0.03)
(0.15)	(0.25)	(0.26)	(0.26)	(0.28)	(0.29)

$7.40	$7.38	$8.58	$8.25	$8.08	$8.02

2.33%	(11.22)%	7.21%	5.47%	4.42%	(1.35)%

$999	$1,110	$1,451	$1,846	$2,793	$3,450
1.59%	1.65%[6]	1.59%	1.59%	1.59%	1.63%
1.97%	1.99%	2.28%	2.27%	2.25%	2.10%
4.09%	2.87%	2.79%	2.91%	3.34%	3.08%
3.71%	2.53%	2.10%	2.23%	2.68%	2.61%
31%	65%	89%	130%	106%	125%

Financial highlights

Delaware Strategic Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.39	$8.60	$8.27	$8.10	$8.03	$8.44

0.17	0.27	0.28	0.27	0.30	0.30
0.02	(1.19)	0.35	0.20	0.09	(0.38)
0.19	(0.92)	0.63	0.47	0.39	(0.08)

(0.16)	(0.29)	(0.30)	(0.30)	(0.25)	(0.30)
—	—	— [3]	— [3]	(0.07)	(0.03)
(0.16)	(0.29)	(0.30)	(0.30)	(0.32)	(0.33)

$7.42	$7.39	$8.60	$8.27	$8.10	$8.03

2.73%	(10.86)%	7.74%	5.99%	5.07%	(0.97)%

$159	$148	$171	$431	$738	$4,259
1.09%	1.15%[6]	1.09%	1.09%	1.09%	1.13%
1.47%	1.49%	1.78%	1.77%	1.75%	1.60%
4.59%	3.37%	3.29%	3.41%	3.84%	3.58%
4.21%	3.03%	2.60%	2.73%	3.18%	3.11%
31%	65%	89%	130%	106%	125%

Financial highlights

Delaware Strategic Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.38	$8.58	$8.25	$8.08	$8.02	$8.42

0.18	0.31	0.32	0.31	0.34	0.34
0.02	(1.18)	0.35	0.20	0.08	(0.37)
0.20	(0.87)	0.67	0.51	0.42	(0.03)

(0.18)	(0.33)	(0.34)	(0.34)	(0.29)	(0.34)
—	—	— [3]	— [3]	(0.07)	(0.03)
(0.18)	(0.33)	(0.34)	(0.34)	(0.36)	(0.37)

$7.40	$7.38	$8.58	$8.25	$8.08	$8.02

2.85%	(10.33)%	8.29%	6.53%	5.47%	(0.36)%

$29,193	$15,126	$16,258	$9,845	$16,457	$28,366
0.59%	0.65%[6]	0.59%	0.59%	0.59%	0.63%
0.97%	0.99%	1.28%	1.27%	1.25%	1.10%
5.09%	3.87%	3.79%	3.91%	4.34%	4.08%
4.71%	3.53%	3.10%	3.23%	3.68%	3.61%
31%	65%	89%	130%	106%	125%

Notes to financial statements

Delaware Strategic Income Fund	January 31, 2023 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Corporate Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a- 5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2023, and for all open tax years (years ended July 31, 2020 – July 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s

Notes to financial statements

Delaware Strategic Income Fund

1. Significant Accounting Policies (continued)

ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps).

Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements

Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust, and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total fund annual operating expenses from exceeding 0.59% of the Fund’s average daily net assets. This waiver was in effect from August 1, 2022 through January 31, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursement are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2023, the Fund paid $10,064 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first

$20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2023, the Fund paid $15,809 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same, blended rate currently 0.25% of the average daily net assets based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2023, the Fund paid $4,323 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2023, DDLP earned $1,105 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2023, DDLP received gross CDSC commissions of $43 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in

Notes to financial statements

Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from November 28, 2022 through November 28, 2023.

3. Investments

For the six months ended January 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$8,303,953
Purchases of US government securities	30,105,411
Sales other than US government securities	12,321,372
Sales of US government securities	16,898,228

At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$113,839,246
Aggregate unrealized appreciation of investments and derivatives	$926,368
Aggregate unrealized depreciation of investments and derivatives	(10,122,048)
Net unrealized depreciation of investments and derivatives	$(9,195,680)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$7,666,688	$—	$7,666,688
Agency Commercial Mortgage-Backed Securities	—	1,832,992	—	1,832,992
Agency Mortgage-Backed Securities	—	2,667,110	—	2,667,110
Common Stock	—	—	477,155	477,155
Convertible Bonds	—	2,739,774	—	2,739,774
Corporate Bonds	—	46,355,121	—	46,355,121
Loan Agreements	—	4,486,549	—	4,486,549
Municipal Bonds	—	518,298	—	518,298
Non-Agency Asset-Backed Securities	—	4,846,407	—	4,846,407

Notes to financial statements

Delaware Strategic Income Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Non-Agency Collateralized Mortgage Obligations	$—	$5,564,524	$—	$5,564,524
Non-Agency Commercial Mortgage-Backed Securities	—	2,535,764	—	2,535,764
Sovereign Bonds	—	5,161,101	—	5,161,101
Supranational Bank	—	711,178	—	711,178
US Treasury Obligations	—	17,917,127	—	17,917,127
Short-Term Investments	1,164,978	—	—	1,164,978
Total Value of Securities	$1,164,978	$103,002,633	$477,155	$104,644,766

Derivatives[1]
Assets:
Futures Contracts	$7,929	$—	$—	$7,929
Liabilities:
Futures Contracts	$(7,697)	$—	$—	$(7,697)
Foreign Currency Exchange Contracts	—	(1,433)	—	(1,433)

[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the six months ended January 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	1/31/23	7/31/22
Shares sold:
Class A	391,586	483,856
Class C	15,034	45,450
Class R	1,744	1,750
Institutional Class	3,862,744	1,333,031

Shares from merger:[1]
Class A	—	8,632,107
Institutional Class	—	34,381

Shares issued upon reinvestment of dividends and distributions:
Class A	242,844	409,690
Class C	2,876	4,844
Class R	474	728
Institutional Class	75,326	88,088
	4,592,628	11,033,925
Shares redeemed:
Class A	(1,235,349)	(2,477,987)
Class C	(33,415)	(68,900)
Class R	(857)	(2,379)
Institutional Class	(2,045,155)	(1,300,456)
	(3,314,776)	(3,849,722)
Net increase	1,277,852	7,184,203

[1]	See Note 5.

Notes to financial statements

Delaware Strategic Income Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2023 and the year ended July 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
1/31/23	1,084	56	56	1,084	$8,527
Year ended
7/31/22	—	1,876	1,879	—	14,169

5. Reorganization

On May 26-27, 2021, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Strategic Income II Fund (the “Acquired Fund”), a series of Delaware Group® Equity Funds IV, with and into Delaware Strategic Income Fund (the “Acquiring Fund”), a series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of the Acquiring Fund, a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on September 17, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware		Delaware Investments
	Strategic		National Municipal
	Income II Fund		Income Fund
Class A	$73,890,835	7,537,916	8,632,107	$31,542,679	1.1452
Class C	—	—	—	1,515,878	—
Class R	—	—	—	169,702	—

	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware		Delaware Investments
	Strategic		National Municipal
	Income II Fund		Income Fund
Institutional Class	294,650	30,083	34,381	12,887,521	1.1429

The net assets of the Acquired Fund before the Reorganization were $46,115,780. The net assets of the Acquiring Fund immediately following the Reorganization were $120,301,265.

Assuming the Reorganization had been completed on August 1, 2021, the Acquiring Fund’s pro forma results of operations for the six months ended January 31, 2023, would have been as follows:

Net investment income	$6,711,383
Net realized gain on investments	1,329,005
Net change in unrealized appreciation (depreciation)	(6,136,566)
Net increase in net assets resulting from operations	$1,903,822

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on September 17, 2021.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of January 31, 2023, or at any time during the period then ended.

Notes to financial statements

Delaware Strategic Income Fund

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended January 31, 2023, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2023, the Fund posted $11,913 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended January 31, 2023, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended January 31, 2023, the Fund used options contracts to adjust the Fund’s overall exposure to certain markets.

Notes to financial statements

Delaware Strategic Income Fund

7. Derivatives (continued)

Fair values of derivative instruments as of January 31, 2023 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Total
Variation margin due to broker on futures contracts*	$7,929	$7,929

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(1,433)	$—	$(1,433)
Variation margin due to broker on futures contracts*	—	(7,697)	(7,697)
Total	$(1,433)	$(7,697)	$(9,130)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2023. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Total
Currency contracts	$(16,901)	$—	$(63,238)	$23,310	$(56,829)
Interest rate contracts	—	315,780	—	—	315,780
Total	$(16,901)	$315,780	$(63,238)	$23,310	$258,951

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Total
Currency contracts	$(105,606)	$—	$61,380	$(22,862)	$(67,088)
Interest rate contracts	—	66,078	—	—	66,078
Total	$(105,606)	$66,078	$61,380	$(22,862)	$(1,010)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2023:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional value)	$—	$2,409,876
Futures contracts (average notional value)	717,293	2,053,810
Options contracts (average value)*	53	11

*	Long represents purchased options and short represents written options.

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At January 31, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Toronto Dominion Bank	$—	$(1,433)	$(1,433)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Toronto Dominion Bank	$(1,433)	$—	$—	$—	$—	$(1,433)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Notes to financial statements

Delaware Strategic Income Fund

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2023, the Fund had no securities out on loan.

10. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and

Notes to financial statements

Delaware Strategic Income Fund

10. Credit and Market Risk (continued)

disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A,

Notes to financial statements

Delaware Strategic Income Fund

10. Credit and Market Risk (continued)

which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Strategic Income Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”); and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL” and together with MIMGL and MIMAK, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022 (continued)

and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that DMC had stated that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-sector income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile, for the 3-year period was in the first quartile, for the 5-year period was in the second quartile and for the 10-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was below and for the 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that one of the Fund’s two portfolio managers had only begun managing the Fund in March 2019 and that the Fund was repositioned as an income-oriented fund in January 2017. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022 (continued)

Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex, including the current breakpoints. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)     Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2023